Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating and Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) reinsurer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Ceded Credit Risk [Line Items]
Total	$ 459.7
Less: Allowance	(0.5)	$ (0.3)	$ (0.4)
Total	$ 459.2	$ 435.7
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	$ 355.5
Less: Allowance	(0.4)
Total	355.1
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	2.0
Less: Allowance	0.0
Total	2.0
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	101.9
Less: Allowance	(0.1)
Total	101.8
Ceded paid losses
Ceded Credit Risk [Line Items]
Total	0.3
Less: Allowance	0.0
Total	0.3
John Hancock, The Hartford and Sun Life
Ceded Credit Risk [Line Items]
Total	458.8
A++ or A+
Ceded Credit Risk [Line Items]
Total	454.6
A++ or A+ | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	350.4
A++ or A+ | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	2.0
A++ or A+ | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	101.9
A++ or A+ | Ceded paid losses
Ceded Credit Risk [Line Items]
Total	0.3
B++ or B+
Ceded Credit Risk [Line Items]
Total	5.1
B++ or B+ | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	5.1
B++ or B+ | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	0.0
B++ or B+ | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	0.0
B++ or B+ | Ceded paid losses
Ceded Credit Risk [Line Items]
Total	$ 0.0